BANK NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Bank notes payable		$ 0	$ 1,531,649
Maximum
Percentage of deposit of amount of cash	50.00%
Minimum
Percentage of deposit of amount of cash	30.00%